Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Morgan Stanley Mortgage Securities Trust | A
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C
Prospectus:
Trading Symbol	MSMTX